COMMITMENTS AND CONTINGENCIES	3 Months Ended	12 Months Ended
	Jan. 31, 2023	Oct. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 9 - COMMITMENTS AND CONTINGENCIES

Employment agreements

On July 6, 2022, the Company hired Christopher Furman as its new Chief Executive Officer. Mr. Furman will receive an annual base salary of $400,000 and an annual bonus of up to 100% of his base salary. In addition, Mr. Furman received 5,000,000 options to purchase common stock at an exercise price of $0.50 per common share. On July 6, 2022, 1,000,000 of these options vested, with an additional 1,000,000 options vesting on July 6 in each of the next four years so long as Mr. Furman remains affiliated with the Company.

On December 1, 2021, the Company and John Evans entered into a Consulting Agreement (“Evans Consulting Agreement”). Under the terms of the Evans Consulting Agreement, Mr. Evans is to provide advisory services to the CEO and CFO of the Company. The term of the Evans Consulting Agreement is for four years and initially compensates Mr. Evans in the amount of $200,000 per annum. This compensation will be increased to $250,000 per annum at the time that the Company receives a financing of $10 million or more. In connection with the execution of the Consulting Agreement, stock options granted to Mr. Evans in connection with the execution of his employment agreement on November 30, 2020 shall continue to vest according to their initial terms.

On December 8, 2020, the Company entered into a new employment agreement with Tiana States, Chief Manufacturing Officer (the “States Agreement”). Pursuant to the terms of the States Agreement, the Company agreed to pay Mrs. States a base salary of $125,000, which was subsequently increased to $200,000 per annum, for a term of five years. In addition, Mrs. States is eligible to receive an annual bonus in the form of cash in the amount of up to 50% of her base salary in the discretion of the CEO and Board of Directors. The States Agreement shall renew in one-year periods unless either Mrs. States or the Company gives notice that the agreement will not be renewed with a 90-day notice.

On December 1, 2020, the Company entered into a new employment agreement with James Musick, Chief Science Officer (the “Musick Agreement”). Pursuant to the terms of the Musick Agreement, the Company agreed to pay Dr. Musick a base salary of $150,000 per annum for a term of five years. In addition, Dr. Musick is eligible to receive an annual bonus in the form of cash in the amount of up to 100% of his base salary at the discretion of the CEO and the Board of Directors. Following expiration of the initial five-year term, the Musick Agreement renews in one-year periods unless either Dr. Musick or the Company gives notice that the agreement will not be renewed with a 90-day notice. In the event of a change in control, termination of his employment by the Company without cause or termination by Dr. Musick with good reason, the Company would be obligated to pay him certain severance payments.

On December 1, 2020, the Company entered into a new employment agreement with Dr. Jack Zamora, Chief Executive Officer and President (“Zamora Agreement”) with a term of five years. On November 20, 2022, the Company entered into a Mutual Release and Settlement Agreement with Dr. Zamora relating to his separation from the Company (the “Settlement Agreement”). Among other things, the Settlement Agreement provides that Dr. Zamora in not entitled to any additional compensation from the Company under the Zamora Agreement. See Note 10 for additional information relating to the Settlement Agreement.

VITRO BIOPHARMA, INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

JANUARY 31, 2023 AND 2022

(UNAUDITED)

On October 1, 2021, the Company appointed Nathan Haas as the Chief Financial Officer and entered into an employment agreement with him. Pursuant to the terms the Nathan Haas CFO Agreement, the Company agreed to pay Mr. Haas a base salary of $175,000 per annum for a term of five years. In addition, Mr. Haas is eligible to receive an annual bonus in the form of cash in the amount of up to 100% of his base salary payable at the discretion of the CEO and Board of Directors. Following the initial five-year term, the Nathan Haas Agreement would renew in one-year periods unless either Mr. Haas or the Company gave notice that the agreement would not be renewed with a 90-day notice.

On August 1, 2021, the Company entered into a new employment agreement (the “Tanner Haas Agreement”) with Tanner Haas, the chief executive officer of Fitore. The Company agreed to pay Mr. Haas a base salary of $135,000 per annum for a term of five years. In addition, Mr. Haas was eligible to receive an annual bonus in the form of cash in the amount of up to 100% of his base salary payable at the discretion of the CEO and Board of Directors. The Tanner Haas Agreement was to renew in one-year periods unless either Mr. Haas or the Company gave notice that the agreement would not be renewed with a 90-day notice. Effective June 30, 2022, Mr. Hass’ employment with Fitore was terminated. He is entitled to severance of one year’s salary, to be paid over the ensuing 12 months.

NOTE 9 - COMMITMENTS AND CONTINGENCIES

Employment agreements

On July 6, 2022, the Company hired Christopher Furman as its new Chief Executive Officer. Mr. Furman will receive an annual base salary of $400,000 and an annual bonus of up to 100% of his base salary. In addition, Mr. Furman received 5,000,000 options to purchase common stock at an exercise price of $0.50 per common share. On July 6, 2022, 1,000,000 of these options vested, with an additional 1,000,000 options vesting on July 6 in each of the next four years so long as Mr. Furman remains affiliated with the Company.

On December 1, 2021, the Company and John Evans entered into a Consulting Agreement (“Evans Consulting Agreement”). Under the terms of the Evans Consulting Agreement, Mr. Evans is to provide advisory services to the CEO and CFO of the Company. The term of the Evans Consulting Agreement is for four years and initially compensates Mr. Evans in the amount of $200,000 per annum. This compensation will be increased to $250,000 per annum at the time that the Company receives a financing of $10 million or more. In connection with the execution of the Consulting Agreement, stock options granted to Mr. Evans in connection with the execution of his employment agreement on November 30, 2020 shall continue to vest according to their initial terms.

On December 8, 2020, the Company entered into a new employment agreement with Tiana States, Chief Manufacturing Officer (the “States Agreement”). Pursuant to the terms of the States Agreement, the Company agreed to pay Mrs. States a base salary of $125,000, which was subsequently increased to $200,000 per annum, for a term of five years. In addition, Mrs. States is eligible to receive an annual bonus in the form of cash in the amount of up to 50% of her base salary in the discretion of the CEO and Board of Directors. The States Agreement shall renew in one-year periods unless either Mrs. States or the Company gives notice that the agreement will not be renewed with a 90-day notice.

On December 1, 2020, the Company entered into a new employment agreement with James Musick, Chief Science Officer (the “Musick Agreement”). Pursuant to the terms of the Musick Agreement, the Company agreed to pay Dr. Musick a base salary of $150,000 per annum for a term of five years. In addition, Dr. Musick is eligible to receive an annual bonus in the form of cash in the amount of up to 100% of his base salary at the discretion of the CEO and the Board of Directors. Following expiration of the initial five-year term, the Musick Agreement renews in one-year periods unless either Dr. Musick or the Company gives notice that the agreement will not be renewed with a 90-day notice. In the event of a change in control, termination of his employment by the Company without cause or termination by Dr. Musick with good reason, the Company would be obligated to pay him certain severance payments.

On December 1, 2020, the Company entered into a new employment agreement with Dr. Jack Zamora, Chief Executive Officer and President (“Zamora Agreement”) with a term of five years. On November 20, 2022, the Company entered into a Mutual Release and Settlement Agreement with Dr. Zamora relating to his separation from the Company (the “Settlement Agreement”). Among other things, the Settlement Agreement provides that Dr. Zamora in not entitled to any additional compensation from the Company under the Zamora Agreement. See Note 10 for additional information relating to the Settlement Agreement.

On October 1, 2021, the Company appointed Nathan Haas as the Chief Financial Officer and entered into an employment agreement with him. Pursuant to the terms the Nathan Haas CFO Agreement, the Company agreed to pay Mr. Haas a base salary of $175,000 per annum for a term of five years. In addition, Mr. Haas is eligible to receive an annual bonus in the form of cash in the amount of up to 100% of his base salary payable at the discretion of the CEO and Board of Directors. Following the initial five-year term, the Nathan Haas Agreement would renew in one-year periods unless either Mr. Haas or the Company gave notice that the agreement would not be renewed with a 90-day notice.

On August 1, 2021, the Company entered into a new employment agreement (the “Tanner Haas Agreement”) with Tanner Haas, the chief executive officer of Fitore. The Company agreed to pay Mr. Haas a base salary of $135,000 per annum for a term of five years. In addition, Mr. Haas was eligible to receive an annual bonus in the form of cash in the amount of up to 100% of his base salary payable at the discretion of the CEO and Board of Directors. The Tanner Haas Agreement was to renew in one-year periods unless either Mr. Haas or the Company gave notice that the agreement would not be renewed with a 90-day notice. Effective June 30, 2022, Mr. Hass’ employment with Fitore was terminated. He is entitled to severance of one year’s salary, to be paid over the ensuing 12 months.

VITRO BIOPHARMA, INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

OCTOBER 31, 2022 AND 2021